Business Segments	12 Months Ended
Dec. 31, 2014
Business Segments
BUSINESS SEGMENTS

Our primary business is the generation, transmission and distribution of electricity.  Within our Vertically Integrated Utilities segment, we centrally dispatch generation assets and manage our overall utility operations on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight.  Intersegment sales and transfers are generally based on underlying contractual arrangements and agreements.

Our reportable segments and their related business activities are outlined below:

Vertically Integrated Utilities

•	Generation, transmission and distribution of electricity for sale to retail and wholesale customers through assets owned and operated by AEGCo, APCo, I&M, KGPCo, KPCo, PSO, SWEPCo and WPCo.

Transmission and Distribution Utilities

•	Transmission and distribution of electricity for sale to retail and wholesale customers through assets owned and operated by OPCo, TCC and TNC.

•	OPCo purchases energy to serve SSO customers, and provides capacity for all connected load.

AEP Transmission Holdco

•
Development, construction and operation of transmission facilities through investments in our wholly-owned transmission only subsidiaries and transmission only joint ventures. These investments have PUCT-approved or FERC-approved returns on equity.

Generation & Marketing

•	Nonregulated generation in ERCOT and PJM.

•	Marketing, risk management and retail activities in ERCOT, PJM and MISO.

AEP River Operations

•	Commercial barging operations that transports liquids, coal and dry bulk commodities primarily on the Ohio, Illinois and lower Mississippi Rivers.

The remainder of our activities is presented as Corporate and Other.  While not considered a reportable segment, Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries.  This segment also includes Parent’s guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs.

The tables below present our reportable segment income statement information for the years ended December 31, 2014, 2013 and 2012 and reportable segment balance sheet information as of December 31, 2014 and 2013.  These amounts include certain estimates and allocations where necessary.

	Vertically Integrated Utilities		Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing		AEP River Operations	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2014
Revenues from:
External Customers	$9,397	(b)	$4,553	$74	$2,384	(b)	$642	$22	$(52)	(c)	$17,020
Other Operating Segments	87	(b)	261	118	1,466	(b)	58	73	(2,063)		—
Total Revenues	$9,484		$4,814	$192	$3,850		$700	$95	$(2,115)		$17,020

Depreciation and Amortization	1,033		658	24	227		31	—	(44)	(d)	1,929
Interest and Investment Income	4		11	—	5		—	7	(20)		7
Carrying Costs Income	6		27	—	—		—	—	—		33
Interest Expense	526		280	23	46		17	26	(33)	(d)	885
Income Tax Expense	434		211	63	179		40	15	—		942

Net Income	712		355	151	367		49	4	—		1,638

Gross Property Additions	2,055		1,038	948	165		4	17	(28)		4,199

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	AEP River Operations	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2013
Revenues from:
External Customers	$9,347	$4,279	$27	$1,208	$544	$32	$(80)	(c)	$15,357
Other Operating Segments	645	199	51	2,457	19	57	(3,428)		—
Total Revenues	$9,992	$4,478	$78	$3,665	$563	$89	$(3,508)		$15,357

Asset Impairments and Other Related Charges	$72	$—	$—	$154	$—	$—	$—		$226
Depreciation and Amortization	941	591	10	236	31	—	(66)	(d)	1,743
Interest and Investment Income	7	2	—	2	—	69	(22)		58
Carrying Costs Income	14	16	—	—	—	—	—		30
Interest Expense	540	292	10	55	17	27	(35)	(d)	906
Income Tax Expense (Credit)	398	198	29	112	7	(60)	—		684

Net Income	681	358	80	228	12	125	—		1,484

Gross Property Additions	1,822	871	843	185	7	9	(81)		3,656

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	AEP River Operations	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
Year Ended December 31, 2012
Revenues from:
External Customers	$8,785	$4,659	$7	$882	$647	$25	$(60)	(c)	$14,945
Other Operating Segments	633	159	17	2,585	20	58	(3,472)		—
Total Revenues	$9,418	$4,818	$24	$3,467	$667	$83	$(3,532)		$14,945

Asset Impairments and Other Related Charges	$13	$—	$—	$287	$—	$—	$—		$300
Depreciation and Amortization	873	561	3	349	29	—	(33)	(d)	1,782
Interest and Investment Income	5	4	—	1	—	22	(24)		8
Carrying Costs Income	28	24	1	—	—	—	—		53
Interest Expense	520	291	3	83	17	112	(38)	(d)	988
Income Tax Expense	345	201	17	15	7	19	—		604

Net Income (Loss)	803	389	43	100	15	(88)	—		1,262

Gross Property Additions	1,801	664	392	249	31	2	(20)		3,119

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	AEP River Operations	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
December 31, 2014
Total Property, Plant and Equipment	$39,402	$13,024	$2,714	$8,394	$700	$343	$(272)	(d)	$64,305
Accumulated Depreciation and Amortization	12,773	3,481	25	3,603	217	188	(99)	(d)	20,188
Total Property, Plant and Equipment – Net	$26,629	$9,543	$2,689	$4,791	$483	$155	$(173)	(d)	$44,117

Total Assets	$33,750	$14,495	$3,575	$6,329	$749	$21,081	$(20,346)	(d) (e)	$59,633

Investments in Equity Method Investees	26	1	548	—	58	15	—		648

Long-term Debt Due Within One Year:
Affiliated	$111	$—	$—	$86	$—	$—	$(197)		$—
Non-Affiliated	1,352	405	—	740	3	3	—		2,503

Long-term Debt:
Affiliated	20	—	—	32	—	—	(52)		—
Non-Affiliated	8,634	5,256	1,153	217	80	841	—		16,181

Total Long-term Debt	$10,117	$5,661	$1,153	$1,075	$83	$844	$(249)		$18,684

	Vertically Integrated Utilities	Transmission and Distribution Utilities	AEP Transmission Holdco	Generation & Marketing	AEP River Operations	Corporate and Other(a)	Reconciling Adjustments		Consolidated
	(in millions)
December 31, 2013
Total Property, Plant and Equipment	$37,545	$12,143	$1,636	$8,277	$638	$315	$(269)	(d)	$60,285
Accumulated Depreciation and Amortization	12,250	3,342	10	3,409	189	173	(85)	(d)	19,288
Total Property, Plant and Equipment – Net	$25,295	$8,801	$1,626	$4,868	$449	$142	$(184)	(d)	$40,997

Total Assets	$32,791	$14,165	$2,245	$6,426	$673	$19,645	$(19,531)	(d) (e)	$56,414

Investments in Equity Method Investees	24	—	480	—	54	11	—		569

Long-term Debt Due Within One Year:
Affiliated	$—	$—	$—	$179	$5	$—	$(184)		$—
Non-Affiliated	720	697	—	126	2	4	—		1,549

Long-term Debt:
Affiliated	151	—	—	118	10	—	(279)		—
Non-Affiliated	9,265	5,360	620	664	83	836	—		16,828

Total Long-term Debt	$10,136	$6,057	$620	$1,087	$100	$840	$(463)		$18,377

(a)
Corporate and Other primarily includes the purchasing of receivables from certain AEP utility subsidiaries. This segment also includes Parent's guarantee revenue received from affiliates, investment income, interest income and interest expense and other nonallocated costs.

(b)
Includes the impact of the corporate separation of OPCo's generation assets and liabilities that took effect December 31, 2013, as well as the impact of the termination of the Interconnection Agreement effective January 1, 2014.

(c)	Reconciling Adjustments for External Customers primarily include eliminations as a result of corporate separation in Ohio.

(d)	Includes eliminations due to an intercompany capital lease.

(e)
Reconciling Adjustments for Total Assets primarily include the elimination of intercompany advances to affiliates and intercompany accounts receivable along with the elimination of AEP's investments in subsidiary companies.

Appalachian Power Co [Member]
Business Segments
BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business, except OPCo, an electricity transmission and distribution business starting in 2014.  The Registrant Subsidiaries’ other activities are insignificant.  The Registrant Subsidiaries’ operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Indiana Michigan Power Co [Member]
Business Segments
BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business, except OPCo, an electricity transmission and distribution business starting in 2014.  The Registrant Subsidiaries’ other activities are insignificant.  The Registrant Subsidiaries’ operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Ohio Power Co [Member]
Business Segments
BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business, except OPCo, an electricity transmission and distribution business starting in 2014.  The Registrant Subsidiaries’ other activities are insignificant.  The Registrant Subsidiaries’ operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Public Service Co Of Oklahoma [Member]
Business Segments
BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business, except OPCo, an electricity transmission and distribution business starting in 2014.  The Registrant Subsidiaries’ other activities are insignificant.  The Registrant Subsidiaries’ operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.

Southwestern Electric Power Co [Member]
Business Segments
BUSINESS SEGMENTS

The Registrant Subsidiaries each have one reportable segment, an integrated electricity generation, transmission and distribution business, except OPCo, an electricity transmission and distribution business starting in 2014.  The Registrant Subsidiaries’ other activities are insignificant.  The Registrant Subsidiaries’ operations are managed on an integrated basis because of the substantial impact of cost-based rates and regulatory oversight on the business process, cost structures and operating results.